Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,
	2018	2019
	(in thousands)
Net loss	$(5,127)	$(11,317)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	10,532,926	15,134,422

Net loss per share, basic and diluted	$(0.49)	$(0.75)

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
Net loss	$(23,233)	$(27,331)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	9,687,078	12,971,641

Net loss per share, basic and diluted	$(2.40)	$(2.11)

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year-Ended December 31,
	2017	2018
Net loss	$(23,067)	$(31,823)
Weighted-average number of shares used in computing net loss per share, basic and diluted	8,004,804	10,160,879
Net loss per share, basic and diluted	$(2.88)	$(3.13)